Income Tax - Total tax liability (Details 8) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax - Total Tax Liability Details 8
Balance, April 1	$ 2,164,000	$ 2,164,000	$ 2,164,000
Changes in uncertain tax liabilities
Balance, March 31	$ 2,164,000	$ 2,164,000	$ 2,164,000